                              MFS(R) UTILITIES FUND

             Supplement dated March 1, 2000 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated March 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1999:

                                          1 Year      5 Years      Life*
                                          ------      -------      -----
     Class I shares                       32.18%       26.82%     19.85%
     Standard & Poor's Utility Index**+   (9.12)%      13.75%     11.04%
     Average utility fund++               15.10%       18.29%     14.01%
------------------------

* Fund performance figures are for the period from the commencement of the fund's investment operations on February 14, 1992, through December 31, 1999. Index and Lipper average returns are from February 1, 1992.
+      Standard & Poor's Micropal, Inc.
++     Source: Lipper Analytical Services, Inc.
** The Standard & Poor's Utility Index is a broad-based, unmanaged index representing the capitalization-weighted performance of approximately 43 of the largest utility companies listed on the New York Stock Exchange.

The fund commenced investment operations on February 14, 1992, with the offering of class A shares and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load).


2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

         Management Fees................................              0.55%
         Distribution and Service (12b-1) Fees..........              None
         Other Expenses(1)..............................              0.30%
                                                                      -----
         Total Annual Fund Operating Expenses...........              0.85%
         Fee Waiver(2)..................................             (0.05)%
                                                                     -------
         Net Expense(1).................................              0.80%
-----------------------

(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and the fund may enter into other similar arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be 0.79%.

(2) MFS has contractually agreed to reduce its management fee to 0.50% of the average daily net assets of the fund. This contractual fee arrangement will remain in effect until at least March 1, 2001, absent an earlier change approved by the board of trustees which oversees the fund.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in other mutual funds. The example assumes that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods.

     o Your investment has a 5% return each year and dividends and other distributions are reinvested.

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see the above table).


The table is supplemented as follows:


    Share Class      Year 1         Year 3        Year 5       Year 10
    -----------      ------         ------        ------       -------

 Class I shares        $82           $266          $466        $1,044

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFD, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES


The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I Shares

                                                                           Year Ended         Year Ended      Period Ended
                                                                            10/31/99           10/31/98         10/31/97*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                        $10.78             $10.39            $ 8.90
                                                                             ------             ------            ------
Income from investment operations# -
    Net investment incomess.                                                $  0.24            $  0.30            $ 0.29
                                                                                               -------            ------
    Net realized and unrealized gain on investments and foreign
      currency                                                                 2.13               1.80              1.48
                                                                           --------           --------       -     -----
        Total from investment operations                                   $   2.37            $  2.10            $ 1.77
                                                                           --------            -------            ------
Less distributions declared to shareholders -
    From net investment income                                             $  (0.28)           $ (0.29)           $(0.28)
                                                                                               --------           -------
    From net realized gain on investments and foreign
      currency transactions                                                   (0.61)             (1.39)             --
                                                                                                                    --
    In excess of net investment income                                        (0.01)             (0.03)              --
                                                                           ---------          ---------           -----
        Total distributions declared to shareholders                        $ (0.90)           $ (1.71)          $ (0.28)
                                                                            --------           --------          --------
Net asset value - end of period                                              $12.25             $10.78            $10.39
                                                                                                ------            ------
Total return                                                                  23.44%             22.52%            20.15%++
Ratios (to average net assets)/Supplemental datass.-
Expenses##                                                                     0.80%              0.80%             0.86%+
Net investment income                                                          2.14%              2.84%             3.39%+
Portfolio turnover                                                             137%              124%               153%
Net assets at end of period (000 omitted)                                    $1,437             $1,145             $725

----------------------------------------

ss. The investment adviser voluntarily waived a portion of its fee for the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                        $0.23               $0.29             $0.27
Ratios (to average net assets):
    Expenses##                                                                0.85%               0.90%             1.05%+
    Net investment income                                                     2.09%               2.74%             3.20%+

* For the period from the inception of Class I, January 2, 1997, through October 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.

     The date of this Supplement is March 1, 2000 as revised July 21, 2000.

                            MFS(R) GLOBAL EQUITY FUND

             Supplement dated March 1, 2000 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's Class I Shares, and it supplements certain information in the fund's Prospectus dated March 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

Average Annual Total Returns as of December 31, 1999:

                                                       1 Year  5 Years 10 Years
                                                       ------  ------- --------
 Class I shares                                         21.24%  18.47%   11.66%
 Morgan Stanley Capital International World Index***+   25.22%  20.22%   11.96%
 Average global fund++                                  35.97%  19.24%   12.40%
-----------------------------

+      Source:  Standard & Poor's Micropal, Inc.
++     Source: Lipper Analytical Services, Inc.
*** The Morgan Stanley Capital International (MSCI) World Index is a broad-based, unmanaged, market-capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

The fund commenced investment operations on December 29, 1986, with the offering of class B shares and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class B shares for periods prior to the offering of class I shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class B shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period. This blended class I share performance has been adjusted to reflect that class I shares have no CDSC.


2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

         Management Fees............................ 1.00%
         Distribution and Service (12b-1) Fees...... 0.00%
         Other Expenses(1).......................... 0.34%
                                                     -----
         Total Annual Fund Operating Expenses....... 1.34%
-----------------------------

(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and the fund may enter into other similar arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these reductions been taken into account, "Total Annual Fund Operating Expenses" would be 1.32%.

         Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods.

     o Your investment has a 5% return each year and dividends and other distributions are reinvested.

     o    The fund's operating expenses remain the same.


The table is supplemented as follows:


         Share Class     Year 1     Year 3       Year 5    Year 10
         -----------     ------     ------       ------    -------

     Class I shares       $136       $425         $734     $1,613

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFD, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I Shares

                                                                       Year Ended        Year Ended        Period Ended
                                                                        10/31/99          10/31/98           10/31/97*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                    $ 20.42          $ 20.14              $ 17.57
                                                                         -------          -------              -------
Income from investment operations#
Net investment income                                                   $   0.06         $   0.11             $   0.13
Net realized and unrealized gain on investments and foreign
   currency                                                                 3.14             1.37                 2.44
                                                                       ---------        ---------              -------
      Total from investment operations                                  $   3.20         $   1.48              $  2.57
                                                                        --------         --------              -------
Less distributions declared to shareholders -
   From net investment income                                            $   --          $  (0.16)               --
   From net realized gain on investments and foreign
      currency transactions                                                (0.99)           (1.04)                 --
                                                                       ----------       ----------              -----
        Total distributions declared to shareholders                     $ (0.99)        $  (1.20)                 --
                                                                         --------        ---------              -----
Net asset value - end of period                                          $ 22.63          $ 20.42              $ 20.14
                                                                         -------          -------              -------
Total return                                                               16.02%            7.78%               14.63%++
Ratios (to average net assets)/Supplemental data:
   Expenses##                                                               1.34%            1.35%                1.38%+
   Net investment income                                                     0.26%           0.51%                0.77%+
Portfolio turnover                                                            92%             64%                  65%
Net assets at end of period (000 Omitted)                                   $817             $599                 $472

----------------------------------------

* For the period from the inception of Class I, January 2, 1997, through October 31, 1997.
+    Annualized.
++   Not annualized.
# Per share data are based on average shares outstanding. ## Ratios do not reflect expense reductions from certain offset arrangements.

     The date of this Supplement is March 1, 2000 as revised July 21, 2000.